Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 99.56%
Communication services: 12.16%
Entertainment: 3.00%
Netflix Incorporated †	37,700	$ 19,357,819
Spotify Technology †	57,200	14,421,264
		33,779,083
Interactive media & services: 6.33%
Alphabet Incorporated Class A †	24,500	57,660,750
Alphabet Incorporated Class C †	2,185	5,266,112
Pinterest Incorporated Class A †	127,200	8,442,264
		71,369,126
Media: 2.83%
IAC/InterActiveCorp †	60,115	15,237,349
Match Group Incorporated †	107,332	16,704,079
		31,941,428
Consumer discretionary: 17.43%
Auto components: 1.41%
Aptiv plc †	110,700	15,928,623
Automobiles: 0.95%
Ferrari NV	50,300	10,733,517
Hotels, restaurants & leisure: 2.38%
Chipotle Mexican Grill Incorporated †	18,000	26,856,540
Internet & direct marketing retail: 10.78%
Amazon.com Incorporated †	27,800	96,394,276
MercadoLibre Incorporated †	16,000	25,135,680
		121,529,956
Specialty retail: 1.91%
The Home Depot Incorporated	66,613	21,560,630
Financials: 2.78%
Capital markets: 2.78%
Intercontinental Exchange Incorporated	140,030	16,482,931
MarketAxess Holdings Incorporated	30,463	14,879,957
		31,362,888
Health care: 17.54%
Biotechnology: 0.84%
Natera Incorporated †	85,600	9,417,712
Health care equipment & supplies: 9.91%
ABIOMED Incorporated †	34,100	10,936,893
Alcon Incorporated	201,464	15,196,430
Align Technology Incorporated †	41,734	24,853,849
DexCom Incorporated †	44,900	17,335,890
Edwards Lifesciences Corporation †	123,400	11,787,168
See accompanying notes to portfolio of investments

Wells Fargo Omega Growth Fund  |  1

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Inari Medical Incorporated †	83,700	$ 9,566,073
Intuitive Surgical Incorporated †	25,600	22,144,000
		111,820,303
Health care providers & services: 5.32%
Chemed Corporation	32,400	15,442,164
HealthEquity Incorporated †	147,248	11,186,431
UnitedHealth Group Incorporated	83,769	33,407,077
		60,035,672
Health care technology: 1.47%
Veeva Systems Incorporated Class A †	58,591	16,549,028
Industrials: 7.28%
Aerospace & defense: 1.43%
Teledyne Technologies Incorporated †	36,100	16,163,775
Air freight & logistics: 1.23%
United Parcel Service Incorporated Class B	68,200	13,903,252
Commercial services & supplies: 1.67%
Waste Connections Incorporated	157,698	18,783,409
Professional services: 1.32%
Equifax Incorporated	64,900	14,877,027
Road & rail: 1.63%
Union Pacific Corporation	82,657	18,357,293
Information technology: 40.68%
Communications equipment: 1.31%
Motorola Solutions Incorporated	78,600	14,800,380
Electronic equipment, instruments & components: 1.46%
Zebra Technologies Corporation Class A †	33,700	16,436,838
IT services: 20.15%
Black Knight Incorporated †	208,673	15,112,099
EPAM Systems Incorporated †	65,963	30,194,563
Euronet Worldwide Incorporated †	59,291	8,504,108
Fiserv Incorporated †	153,140	18,395,177
MongoDB Incorporated †	48,900	14,545,794
PayPal Holdings Incorporated †	134,538	35,287,972
Shopify Incorporated Class A †	13,500	15,963,885
Square Incorporated Class A †	89,867	22,001,239
StoneCo Limited Class A †	176,585	11,414,454
Visa Incorporated Class A	173,504	40,523,594
WEX Incorporated †	74,602	15,309,076
		227,251,961
Software: 17.76%
Atlassian Corporation plc Class A †	59,200	14,063,552
Autodesk Incorporated †	57,800	16,872,398
Cadence Design Systems Incorporated †	130,800	17,235,516
Microsoft Corporation	428,700	108,109,566
ServiceNow Incorporated †	47,100	23,850,027
See accompanying notes to portfolio of investments

2  |  Wells Fargo Omega Growth Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Software (continued)
Unity Software Incorporated †	87,231	$ 8,860,925
Zoom Video Communications Incorporated †	35,463	11,332,911
		200,324,895
Materials: 1.69%
Chemicals: 1.69%
The Sherwin-Williams Company	69,762	19,105,719
Total Common stocks (Cost $468,594,773)		1,122,889,055

		Yield
Short-term investments: 0.56%
Investment companies: 0.56%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	6,392,463	6,392,463
Total Short-term investments (Cost $6,392,463)				6,392,463
Total investments in securities (Cost $474,987,236)	100.12%			1,129,281,518
Other assets and liabilities, net	(0.12)			(1,409,665)
Total net assets	100.00%			$1,127,871,853

†	Non-income-earning security
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$6,153,039	$117,344,444	$(117,105,020)	$0	$0	$6,392,463	0.56%	6,392,463	$1,672
See accompanying notes to portfolio of investments

Wells Fargo Omega Growth Fund  |  3

Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Wells Fargo Omega Growth Fund

Notes to portfolio of investments—April 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$137,089,637	$0	$0	$137,089,637
Consumer discretionary	196,609,266	0	0	196,609,266
Financials	31,362,888	0	0	31,362,888
Health care	197,822,715	0	0	197,822,715
Industrials	82,084,756	0	0	82,084,756
Information technology	458,814,074	0	0	458,814,074
Materials	19,105,719	0	0	19,105,719
Short-term investments
Investment companies	6,392,463	0	0	6,392,463
Total assets	$1,129,281,518	$0	$0	$1,129,281,518
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Omega Growth Fund  |  5